Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	North Square Investments Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001750821
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2019
Prospectus Date	rr_ProspectusDate	May 13, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A